Goodwill (Details) - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Goodwill	$ 4,832	$ 5,146
Cost
Goodwill
Goodwill	5,129	5,443
Interconexion Electrica S.A. E.S.P. | Cost
Goodwill
Goodwill	3,220	3,552
Oleoducto Central S.A. | Cost
Goodwill
Goodwill	683	683
Hocol Petroleum Ltd | Cost
Goodwill
Goodwill	538	538
Hocol Petroleum Ltd | Accumulated impairment
Goodwill
Goodwill	(297)	(297)
Invercolsa S.A. | Cost
Goodwill
Goodwill	434	434
Andean Chemical Limited | Cost
Goodwill
Goodwill	128	128
Esenttia S.A. | Cost
Goodwill
Goodwill	108	$ 108
Parque Solar Portn del Sol S.A.S y Energuana S.A.S. | Cost
Goodwill
Goodwill	$ 18